Annual Total Returns- JPMorgan Mortgage-Backed Securities Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Mortgage-Backed Securities Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.33%	5.16%	(0.66%)	4.64%	2.08%	2.12%	3.21%	1.82%	6.62%	5.59%